Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

12. Leases

We lease various real estate, including certain operating facilities, warehouses, office space and land. We also lease material handling equipment, vehicles and certain other equipment.

Components of Lease Costs

The following table presents certain information related to the lease costs for finance and operating leases:

	Years ended December 31,
	2024	2023	2022
Operating lease costs	$(264)	$(118)	$(107)
Variable and short-term lease costs	(123)	(47)	(40)
Finance lease cost:
Amortization of lease assets	(26)	(3)	(3)
Interest on lease liabilities	(14)	(1)	(1)
Lease cost	$(427)	$(169)	$(151)

Supplemental Consolidated Balance Sheets Information Related to Leases

		December 31,
	Balance Sheet Location	2024	2023
Operating leases:
Operating lease right-of-use assets	Other non-current assets	$986	$374

Current operating lease liabilities	Other current liabilities	$309	$113
Non-current operating lease liabilities	Other non-current liabilities	710	269
Total operating lease liabilities		$1,019	$382

Finance leases:
Property, plant and equipment		$419	$32
Accumulated amortization	Property, plant and equipment, net	(36)	(6)
Property, plant and equipment, net		$383	$26

Current finance lease liabilities	Current portion of debt	$33	$3
Non-current finance lease liabilities	Non-current debt due after one year	506	26
Total finance lease liabilities		$539	$29

12. Leases (Continued)

Operating lease right-of-use assets and lease liabilities increased by $660 million and $665 million, respectively, as a result of leased assets acquired and liabilities assumed from the Combination. Similarly, finance lease right-of-use assets and lease liabilities have increased by $391 million and $514 million, respectively. The measurement period adjustments included in the lease right-of-use assets and liabilities since the preliminary allocation are immaterial.

	December 31,
Lease Term and Discount Rate	2024		2023
Weighted average remaining lease term:
Operating leases	5.1	years	7.5	years
Finance leases	13.1	years	12.7	years
Weighted average discount rate:
Operating leases	4.9%		3.6%
Finance leases	5.8%		3.6%

Supplemental Cash Flow Information Related to Leases

The following table presents supplemental cash flow information related to leases:

	Years ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$265	$118	$107
Operating cash flows related to finance leases	14	1	1
Financing cash flows related to finance leases	22	3	3

Leased assets obtained in exchange for lease liabilities:
Operating leases	$213	$133	$111
Finance leases	$7	$—	$—

Maturity of Lease Liabilities

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities and finance lease liabilities recorded on the Consolidated Balance Sheets at December 31, 2024:

	Operating	Finance
	Leases	Leases	Total
Year ending December 31, 2025	$353	$49	$402
Year ending December 31, 2026	271	49	320
Year ending December 31, 2027	197	127	324
Year ending December 31, 2028	121	40	161
Year ending December 31, 2029	75	37	112
Thereafter	138	500	638
Total lease payments	$1,155	$802	$1,957
Less: Interest	(136)	(263)	(399)
Present value of future lease payments	$1,019	$539	$1,558

Leases

12. Leases

We lease various real estate, including certain operating facilities, warehouses, office space and land. We also lease material handling equipment, vehicles and certain other equipment.

Components of Lease Costs

The following table presents certain information related to the lease costs for finance and operating leases:

	Years ended December 31,
	2024	2023	2022
Operating lease costs	$(264)	$(118)	$(107)
Variable and short-term lease costs	(123)	(47)	(40)
Finance lease cost:
Amortization of lease assets	(26)	(3)	(3)
Interest on lease liabilities	(14)	(1)	(1)
Lease cost	$(427)	$(169)	$(151)

Supplemental Consolidated Balance Sheets Information Related to Leases

		December 31,
	Balance Sheet Location	2024	2023
Operating leases:
Operating lease right-of-use assets	Other non-current assets	$986	$374

Current operating lease liabilities	Other current liabilities	$309	$113
Non-current operating lease liabilities	Other non-current liabilities	710	269
Total operating lease liabilities		$1,019	$382

Finance leases:
Property, plant and equipment		$419	$32
Accumulated amortization	Property, plant and equipment, net	(36)	(6)
Property, plant and equipment, net		$383	$26

Current finance lease liabilities	Current portion of debt	$33	$3
Non-current finance lease liabilities	Non-current debt due after one year	506	26
Total finance lease liabilities		$539	$29

12. Leases (Continued)

Operating lease right-of-use assets and lease liabilities increased by $660 million and $665 million, respectively, as a result of leased assets acquired and liabilities assumed from the Combination. Similarly, finance lease right-of-use assets and lease liabilities have increased by $391 million and $514 million, respectively. The measurement period adjustments included in the lease right-of-use assets and liabilities since the preliminary allocation are immaterial.

	December 31,
Lease Term and Discount Rate	2024		2023
Weighted average remaining lease term:
Operating leases	5.1	years	7.5	years
Finance leases	13.1	years	12.7	years
Weighted average discount rate:
Operating leases	4.9%		3.6%
Finance leases	5.8%		3.6%

Supplemental Cash Flow Information Related to Leases

The following table presents supplemental cash flow information related to leases:

	Years ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$265	$118	$107
Operating cash flows related to finance leases	14	1	1
Financing cash flows related to finance leases	22	3	3

Leased assets obtained in exchange for lease liabilities:
Operating leases	$213	$133	$111
Finance leases	$7	$—	$—

Maturity of Lease Liabilities

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities and finance lease liabilities recorded on the Consolidated Balance Sheets at December 31, 2024:

	Operating	Finance
	Leases	Leases	Total
Year ending December 31, 2025	$353	$49	$402
Year ending December 31, 2026	271	49	320
Year ending December 31, 2027	197	127	324
Year ending December 31, 2028	121	40	161
Year ending December 31, 2029	75	37	112
Thereafter	138	500	638
Total lease payments	$1,155	$802	$1,957
Less: Interest	(136)	(263)	(399)
Present value of future lease payments	$1,019	$539	$1,558